UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lansdowne Partners Limited Partnership

Address:  15 Davies Street
          London W1K 3AG
          England

13F File Number: 028-11089

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:       Lansdowne Partners Limited
          as general partner
Name:     Paul M. Ruddock
Title:    Director
Phone:    44-20-7290-5500

Signature, Place and Date of Signing:


/s/ Paul M. Ruddock              London, England            November 13, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       5

Form 13F Information Table Entry Total:  76

Form 13F Information Table Value Total: $5,483,377
                                         (thousands)

List of Other Included Managers:

No.       Form 13F File Number      Name

1.        028-11976                 Lansdowne Global Financials Fund Ltd.
2.        028-11978                 Lansdowne UK Equity Fund Ltd.
3.        028-11979                 Lansdowne European Equity Fund Ltd.
4.        028-12718                 Lansdowne Global Financials Fund L.P.
5.        028-13403                 Lansdowne European Long Only Fund Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2009
COLUMN 1                      COLUMN  2        COLUMN 3   COLUMN 4      COLUMN 5      COLUMN 6       COL 7      COLUMN 8

                              TITLE                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT     OTHER VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP      (X$1000) PRN AMT   PRN CALL DISCRETION     MGRS  SOLE       SHARED NONE
--------------                --------         -----      -------- -------   --- ---- ----------     ----  ----       ------ ----
ALLIANCEBERNSTEIN HOLDING LP  UNIT LTD PARTN   01881G106  21,394      784,230 SH      SHARED-DEFINED 3        784,230
ALLIANCEBERNSTEIN HOLDING LP  UNIT LTD PARTN   01881G106  11,612      425,674 SH      SHARED-DEFINED 5        425,674
ALLIANCEBERNSTEIN HOLDING LP  UNIT LTD PARTN   01881G106  18,983      695,870 SH      SOLE                    695,870
BANK OF AMERICA CORPORATION   COM              060505104  52,108    3,079,650 SH      SHARED-DEFINED 1      3,079,650
BANK OF AMERICA CORPORATION   COM              060505104  13,918      822,576 SH      SHARED-DEFINED 4        822,576
CBS CORP NEW                  CL B             124857202  21,421    1,777,642 SH      SHARED-DEFINED 3      1,777,642
CBS CORP NEW                  CL B             124857202   9,593      796,075 SH      SHARED-DEFINED 5        796,075
CBS CORP NEW                  CL B             124857202  15,982    1,326,283 SH      SOLE                  1,326,283
CENTRAL EUROPEAN DIST CORP    COM              153435102  33,244    1,014,784 SH      SHARED-DEFINED 3      1,014,784
CENTRAL EUROPEAN DIST CORP    COM              153435102  16,370      499,680 SH      SHARED-DEFINED 5        499,680
CENTRAL EUROPEAN DIST CORP    COM              153435102  25,807      787,772 SH      SOLE                    787,772
CITIGROUP INC                 COM              172967101  28,126    5,811,128 SH      SHARED-DEFINED 1      5,811,128
CITIGROUP INC                 COM              172967101   7,508    1,551,175 SH      SHARED-DEFINED 4      1,551,175
COCA COLA CO                  COM              191216100 570,196   10,618,172 SH      SHARED-DEFINED 2     10,618,172
COCA COLA CO                  COM              191216100 136,776    2,547,034 SH      SOLE                  2,547,034
COLGATE PALMOLIVE CO          COM              194162103 577,943    7,576,600 SH      SHARED-DEFINED 2      7,576,600
COLGATE PALMOLIVE CO          COM              194162103 135,740    1,779,495 SH      SOLE                  1,779,495
CONSOL ENERGY INC             COM              20854P109  20,542      455,373 SH      SHARED-DEFINED 3        455,373
CONSOL ENERGY INC             COM              20854P109   8,337      184,824 SH      SHARED-DEFINED 5        184,824
CONSOL ENERGY INC             COM              20854P109  14,947      331,339 SH      SOLE                    331,339
GENWORTH FINL INC             COM CL A         37247D106  24,618    2,060,102 SH      SHARED-DEFINED 1      2,060,102
GENWORTH FINL INC             COM CL A         37247D106   6,584      550,928 SH      SHARED-DEFINED 4        550,928
GLG PARTNERS INC              COM              37929X107  61,556   15,274,447 SH      SHARED-DEFINED 2     15,274,447
GLG PARTNERS INC              COM              37929X107  18,389    4,562,942 SH      SOLE                  4,562,942
GOLDMAN SACHS GROUP INC       COM              38141G104  56,522      306,604 SH      SHARED-DEFINED 1        306,604
GOLDMAN SACHS GROUP INC       COM              38141G104  15,106       81,944 SH      SHARED-DEFINED 4         81,944
GOLDMAN SACHS GROUP INC       COM              38141G104 358,762    1,946,093 SH      SHARED-DEFINED 2      1,946,093
GOLDMAN SACHS GROUP INC       COM              38141G104  90,245      489,529 SH      SOLE                    489,529
INTERNATIONAL BUSINESS MACHS  COM              459200101 568,288    4,751,172 SH      SHARED-DEFINED 2      4,751,172
INTERNATIONAL BUSINESS MACHS  COM              459200101 129,726    1,084,571 SH      SOLE                  1,084,571
ITAU UNIBANCO HLDG SA         SPON ADR REP PFD 465562106  30,331    1,505,256 SH      SHARED-DEFINED 1      1,505,256
ITAU UNIBANCO HLDG SA         SPON ADR REP PFD 465562106   8,095      401,743 SH      SHARED-DEFINED 4        401,743
JPMORGAN CHASE & CO           COM              46625H100  22,938      523,461 SH      SHARED-DEFINED 3        523,461
JPMORGAN CHASE & CO           COM              46625H100   9,557      218,092 SH      SHARED-DEFINED 5        218,092
JPMORGAN CHASE & CO           COM              46625H100  59,474    1,357,231 SH      SHARED-DEFINED 1      1,357,231
JPMORGAN CHASE & CO           COM              46625H100  15,882      362,446 SH      SHARED-DEFINED 4        362,446
JPMORGAN CHASE & CO           COM              46625H100 612,824   13,985,037 SH      SHARED-DEFINED 2     13,985,037
JPMORGAN CHASE & CO           COM              46625H100 158,494    3,616,937 SH      SOLE                  3,616,937
LAZARD LTD                    SHS A            G54050102   7,529      182,259 SH      SHARED-DEFINED 1        182,259
LAZARD LTD                    SHS A            G54050102   2,013       48,741 SH      SHARED-DEFINED 4         48,741
MGIC INVT CORP WIS            COM              552848103   9,746    1,315,185 SH      SHARED-DEFINED 1      1,315,185
MGIC INVT CORP WIS            COM              552848103   2,606      351,715 SH      SHARED-DEFINED 4        351,715
NIKE INC                      CL B             654106103 361,725    5,590,796 SH      SHARED-DEFINED 2      5,590,796
NIKE INC                      CL B             654106103  85,987    1,329,005 SH      SOLE                  1,329,005
OWENS CORNING NEW             COM              690742101  24,770    1,103,353 SH      SHARED-DEFINED 3      1,103,353
OWENS CORNING NEW             COM              690742101  12,288      547,357 SH      SHARED-DEFINED 5        547,357
OWENS CORNING NEW             COM              690742101  19,275      858,590 SH      SOLE                    858,590
OWENS ILL INC                 COM NEW          690768403  41,664    1,129,115 SH      SHARED-DEFINED 3      1,129,115
OWENS ILL INC                 COM NEW          690768403  20,566      557,348 SH      SHARED-DEFINED 5        557,348
OWENS ILL INC                 COM NEW          690768403  32,388      877,737 SH      SOLE                    877,737
POTASH CORP SASK INC          COM              73755L107  14,375      159,121 SH      SHARED-DEFINED 3        159,121
POTASH CORP SASK INC          COM              73755L107   5,867       64,949 SH      SHARED-DEFINED 5         64,949
POTASH CORP SASK INC          COM              73755L107  10,491      116,130 SH      SOLE                    116,130
PROCTER & GAMBLE CO           COM              742718109  18,650      322,000 SH      SOLE                    322,000
PROCTER & GAMBLE CO           COM              742718109 114,566    1,978,000 SH      SHARED-DEFINED 2      1,978,000
PROSHARES TR                  PSHS ULTSH 20YRS 74347R297  13,146      298,709 SH      SHARED-DEFINED 3        298,709
PROSHARES TR                  PSHS ULTSH 20YRS 74347R297   5,691      129,307 SH      SHARED-DEFINED 5        129,307
PROSHARES TR                  PSHS ULTSH 20YRS 74347R297   9,770      221,984 SH      SOLE                    221,984
PROSHARES TR                  PSHS ULSHT 7-10Y 74347R313   9,138      174,226 SH      SHARED-DEFINED 3        174,226
PROSHARES TR                  PSHS ULSHT 7-10Y 74347R313   4,112       78,394 SH      SHARED-DEFINED 5         78,394
PROSHARES TR                  PSHS ULSHT 7-10Y 74347R313   6,943      132,380 SH      SOLE                    132,380
RADIAN GROUP INC              COM              750236101  10,487      991,206 SH      SHARED-DEFINED 1        991,206
RADIAN GROUP INC              COM              750236101   2,804      265,075 SH      SHARED-DEFINED 4        265,075
RESPONSE GENETICS INC         COM              76123U105   5,046    3,057,907 SH      SOLE                  3,057,907
SMART MODULAR TECHNOLOGIES I  ORD SHS          G82245104     716      150,500 SH      SHARED-DEFINED 2        150,500
SMART MODULAR TECHNOLOGIES I  ORD SHS          G82245104     117       24,500 SH      SOLE                     24,500
SPRINT NEXTEL CORP            COM SER 1        852061100     124       31,500 SH      SOLE                     31,500
SPRINT NEXTEL CORP            COM SER 1        852061100     764      193,500 SH      SHARED-DEFINED 2        193,500
TEVA PHARMACEUTICAL INDS LTD  ADR              881624209   4,866       96,235 SH      SHARED-DEFINED 3         96,235
TEVA PHARMACEUTICAL INDS LTD  ADR              881624209   1,807       35,732 SH      SHARED-DEFINED 5         35,732
TEVA PHARMACEUTICAL INDS LTD  ADR              881624209   3,440       68,033 SH      SOLE                     68,033
VOTORANTIM CELULOSE E PAPEL   SP ADR REP COM   92906P205  21,326    1,299,573 SH      SHARED-DEFINED 3      1,299,573
VOTORANTIM CELULOSE E PAPEL   SP ADR REP COM   92906P205   9,315      567,654 SH      SHARED-DEFINED 5        567,654
VOTORANTIM CELULOSE E PAPEL   SP ADR REP COM   92906P205  15,811      963,480 SH      SOLE                    963,480
WELLS FARGO & CO NEW          COM              949746101 472,248   16,758,267 SH      SHARED-DEFINED 2     16,758,267
WELLS FARGO & CO NEW          COM              949746101 113,262    4,019,223 SH      SOLE                  4,019,223

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